Financing receivables - Changes in total allowance for credit losses (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2022		Mar. 31, 2021		Mar. 31, 2020
Allowance for current expected credit losses [Roll Forward]
Opening balance, Allowance for current expected credit losses		¥ 49,267		¥ 11,830		¥ 2,290
Provision for credit losses, Allowance for current expected credit losses		12,240	[1]	38,015	[2]	7,637
Charge-offs, Allowance for current expected credit losses				(681)
Other, Allowance for current expected credit losses	[3]	3,280	[1]	103		(67)
Closing balance, Allowance for current expected credit losses		64,787		49,267		11,830
Allowance for receivables other than loans [Roll Forward]
Opening balance, Allowance for receivables other than loans		4,517	[4]	3,154	[4]	1,879
Provision for credit losses, Allowance for receivables other than loans		113	[1],[4]	1,060	[2],[4]	1,451
Charge-offs, Allowance for receivables other than loans		(1,231)	[4]	(1,600)	[4]	(162)
Other, Allowance for receivables other than loans	[3]	(1,840)	[1],[4]	1,903	[4]	(16)
Closing balance, Allowance for receivables other than loans	[4]	1,559		4,517		3,154
Total allowance for current expected credit losses [Roll Forward]
Opening balance, Total allowance for current expected credit losses		53,784		14,984		4,169
Provision for credit losses, Total allowance for current expected credit losses		12,353	[1]	39,075	[2]	9,088
Charge-offs, Total allowance for current expected credit losses		(1,231)		(2,281)		(162)
Other, Total allowance for current expected credit losses	[3]	1,440	[1]	2,006		(83)
Closing balance, Total allowance for current expected credit losses		66,346		53,784		14,984
Previously Reported [Member]
Allowance for current expected credit losses [Roll Forward]
Opening balance, Allowance for current expected credit losses	[5]			9,860
Closing balance, Allowance for current expected credit losses	[5]					9,860
Allowance for receivables other than loans [Roll Forward]
Opening balance, Allowance for receivables other than loans	[4],[5]			3,152
Closing balance, Allowance for receivables other than loans	[4],[5]					3,152
Total allowance for current expected credit losses [Roll Forward]
Opening balance, Total allowance for current expected credit losses	[5]			13,012
Closing balance, Total allowance for current expected credit losses	[5]					13,012
Impact of CECL adoption
Allowance for current expected credit losses [Roll Forward]
Opening balance, Allowance for current expected credit losses	[6]			1,970
Closing balance, Allowance for current expected credit losses	[6]					1,970
Allowance for receivables other than loans [Roll Forward]
Opening balance, Allowance for receivables other than loans	[4],[6]			2
Closing balance, Allowance for receivables other than loans	[4],[6]					2
Total allowance for current expected credit losses [Roll Forward]
Opening balance, Total allowance for current expected credit losses	[6]			1,972
Closing balance, Total allowance for current expected credit losses	[6]					1,972
Loans at banks [Member]
Allowance for current expected credit losses [Roll Forward]
Opening balance, Allowance for current expected credit losses		1,282		1,796		1,052
Provision for credit losses, Allowance for current expected credit losses		1,161	[1]	(196)	[2]	512
Charge-offs, Allowance for current expected credit losses				(318)
Other, Allowance for current expected credit losses	[1],[3]	(9)
Closing balance, Allowance for current expected credit losses		2,434		1,282		1,796
Loans at banks [Member] | Previously Reported [Member]
Allowance for current expected credit losses [Roll Forward]
Opening balance, Allowance for current expected credit losses	[5]			1,564
Closing balance, Allowance for current expected credit losses	[5]					1,564
Loans at banks [Member] | Impact of CECL adoption
Allowance for current expected credit losses [Roll Forward]
Opening balance, Allowance for current expected credit losses	[6]			232
Closing balance, Allowance for current expected credit losses	[6]					232
Short-term secured margin loans [Member]
Allowance for current expected credit losses [Roll Forward]
Opening balance, Allowance for current expected credit losses				352		370
Charge-offs, Allowance for current expected credit losses				(363)
Other, Allowance for current expected credit losses	[3]			11		(18)
Closing balance, Allowance for current expected credit losses						352
Short-term secured margin loans [Member] | Previously Reported [Member]
Allowance for current expected credit losses [Roll Forward]
Opening balance, Allowance for current expected credit losses	[5]			352
Closing balance, Allowance for current expected credit losses	[5]					352
Corporate loans [Member]
Allowance for current expected credit losses [Roll Forward]
Opening balance, Allowance for current expected credit losses		47,985		9,682		868
Provision for credit losses, Allowance for current expected credit losses		11,079	[1]	38,211	[2]	7,125
Charge-offs, Allowance for current expected credit losses				0
Other, Allowance for current expected credit losses	[3]	3,289	[1]	92		(49)
Closing balance, Allowance for current expected credit losses		¥ 62,353		47,985		9,682
Corporate loans [Member] | Previously Reported [Member]
Allowance for current expected credit losses [Roll Forward]
Opening balance, Allowance for current expected credit losses	[5]			7,944
Closing balance, Allowance for current expected credit losses	[5]					7,944
Corporate loans [Member] | Impact of CECL adoption
Allowance for current expected credit losses [Roll Forward]
Opening balance, Allowance for current expected credit losses	[6]			¥ 1,738
Closing balance, Allowance for current expected credit losses	[6]					¥ 1,738

[1]	Following default by a U.S. client in connection with the U.S. Prime Brokerage Event in March 2021, a provision for losses of ¥41,561 million was recognized. During year ending March 2022, an additional provision for losses of ¥9,289 million was recognized during the quarter ended June 30, 2021, which was subsequently partially offset by a release in the allowance of ¥2,535 million during the quarter ended March 31, 2022. See Note 23 “U.S. Prime Brokerage Event” for further information on this event.
[2]	Following default by a U.S. client in connection with the U.S. Prime Brokerage Event in March 2021, an allowance for current expected credit losses of ¥41,561 million was recognized. During year ending March 2022, an additional allowance for current expected credit losses of ¥9,289 million was recognized during the quarter ended June 30, 2021, which was subsequently partially offset by a release in the allowance of ¥2,535 million during the quarter ended March 31, 2022. See Note 23 “U.S. Prime Brokerage Event” for further information on this event.
[3]	Primarily includes the effect of foreign exchange movements and recoveries collected.
[4]	Includes amounts recognized against collateralized agreements, customer contract assets and receivables and other receivables.
[5]	Closing balance recognized on March 31, 2020 as determined using legacy U.S. GAAP guidance in effect prior to the adoption of ASC 326.
[6]	The adjusted opening balance recognized on April 1, 2020 on adoption of the CECL impairment model under ASC 326.